Mortgage-Backed Securities ETF Expense Example - Mortgage-Backed Securities ETF - ETF	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 25
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	181
Expense Example, with Redemption, 10 Years	$ 442